Provisions - Changes in Provisions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Disclosure of other provisions [line items]
Beginning balance	₩ 84,726	₩ 97,917
Increase	119,540	17,683
Utilization	(19,373)	(15,690)
Reversal	(7,142)	(15,229)
Other	2	45
Business Combination	9,670
Ending balance	187,208	84,726
Current	87,993	52,057	₩ 51,842
Non-current	99,215	32,669
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of other provisions [line items]
Impact of adopting IFRS 15	(215)
Current			₩ (215)
Provision for installment of handset subsidy [Member]
Disclosure of other provisions [line items]
Beginning balance	3,874	24,710
Increase		2
Utilization	(1,075)	(8,898)
Reversal	(2,799)	(11,940)
Ending balance		3,874
Current		3,874
Provision for restoration [Member]
Disclosure of other provisions [line items]
Beginning balance	73,267	64,679
Increase	6,684	12,066
Utilization	(1,788)	(2,517)
Reversal	(765)	(1,006)
Other	2	45
Business Combination	341
Ending balance	77,741	73,267
Current	47,293	40,598
Non-current	30,448	32,669
Emission allowance [Member]
Disclosure of other provisions [line items]
Beginning balance	4,650	2,788
Increase	2,228	4,663
Utilization	(1,334)	(518)
Reversal	(3,306)	(2,283)
Ending balance	2,238	4,650
Current	2,238	4,650
Other provisions [Member]
Disclosure of other provisions [line items]
Beginning balance	2,935	5,740
Increase	110,628	952
Utilization	(15,176)	(3,757)
Reversal	(272)
Business Combination	9,329
Ending balance	107,229	2,935
Current	38,462	₩ 2,935
Non-current	68,767
Other provisions [Member] | Increase (decrease) due to application of IFRS 15 [member]
Disclosure of other provisions [line items]
Impact of adopting IFRS 15	₩ (215)